Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
Yoke Core ETF (YOKE)
(the “Fund”)
October 31, 2025
Supplement to the
Summary Prospectus dated February 10, 2025

Effective November 1, 2025, the following information replaces the section of the Summary Prospectus entitled “Fees and Expenses of the Fund”:
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.30%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1]	0.00%
Acquired Fund Fees and Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.30%
1 Estimated for the current fiscal year.
EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:
$31	$97

Please retain this Supplement for future reference.

Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
Yoke Core ETF (YOKE)
(the “Fund”)
October 31, 2025
Supplement to the
Prospectus and Statement of Additional Information (“SAI”),
each dated February 9, 2025, as previously supplemented
Fee Table
Effective November 1, 2025, the following information replaces the section of the Prospectus entitled “Fees and Expenses of the Fund”:
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.30%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1]	0.00%
Acquired Fund Fees and Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.30%
1 Estimated for the current fiscal year.
EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:
$31	$97
Fee Waiver Description
Effective November 1, 2025, the following replaces the last two sentences of the third paragraph of the section entitled “Fund Management — Investment Adviser” of the Prospectus and the last two sentences of the fourth paragraph of the section entitled “INVESTMENT MANAGEMENT AND OTHER SERVICES — Investment Advisory Agreement” of the SAI:
Prior to November 1, 2025, the Adviser had contractually agreed to waive all or a portion of its management fee for the Fund under the Advisory Agreement, or pay to the Fund, on a monthly basis, as necessary to offset the Fund’s acquired fund fees and expenses.
Address Change
The address of the Trust and the Fund’s investment adviser, Empowered Funds, LLC d/b/a EA Advisers (“EA Advisers”), is:
3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
All references to the former address (19 E. Eagle Road, Havertown, Pennsylvania 19083) in the Fund’s Prospectus and SAI are hereby replaced with the new address as listed above.

Please retain this Supplement for future reference.